UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401

(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1. Schedule OF InVESTMENTS Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 78.79%

Consumer Discretionary - 5.12%
	Snap-On Inc	2,000	$ 78,760
			78,760
Energy - 7.44%
	ConocoPhillips	1,100	56,980
†	Patterson-UTI Energy Inc	5,000	57,550
			114,530
Financials - 16.14%
	Bank of America Corp	1,700	23,936
	Brookline Bancorp Inc	4,000	42,600
†	The Travelers Cos Inc	2,000	90,400
†	Wells Fargo & Co	3,100	91,388
			248,324
Health Care - 14.24%
	Eli Lilly & Co	2,000	80,540
†	Johnson & Johnson	1,300	77,779
†	Merck & Co Inc	2,000	60,800
			219,119
Industrials - 12.57%
	General Electric Co	2,000	32,400
†	Raytheon Co	2,000	102,080
	Timken Co	3,000	58,890
			193,370
Information Technology - 4.27%
†	Paychex Inc	2,500	65,700
			65,700
Materials - 13.45%
	Alcoa Inc	3,000	33,780
	EI Du Pont de Nemours & Co	2,000	50,600
†	Nucor Corp	1,400	64,680
	Sonoco Products Co	2,500	57,900
			206,960
Telecommunication Services - 5.56%
†	AT&T Inc	3,000	85,500
			85,500

	Total Common Stocks (Cost $1,852,428)		1,212,263

			(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
				Shares	Market Value (Note 1)

INVESTMENT COMPANY - 0.12%

§	Fidelity Institutional Money Market Fund, 2.08%			1,808	$ 1,808

	Total Investment Company (Cost $1,808)				1,808

		Principal	Interest Rate	Maturity Date	Value
CORPORATE OBLIGATIONS - 17.88%

ß	Empire Corporation	275,000	10.00%	5/1/2012	275,000

	Total Corporate Obligations (Cost $275,000)				275,000

Total Value of Investments (Cost $2,129,236) - 96.79%					$ 1,489,071

Other Assets Less Liabilities - 3.21%					49,460

	Net Assets - 100%				$ 1,538,531

†	Portion of the security is pledged as collateral for call options written. See Note 3 for more information on call options written.

§	Represents 7 day effective yield.

ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture ("Debenture") at a cost of $275,000. The interest on the Debenture is compounded daily and will be paid at the end of five years. The Debenture was issued to the Fund with a put feature that requires Empire Corporation to buy back the Debenture at face value plus the accrued interest thereon at the election of the Fund. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security is $275,000, which represents 17.88% of net assets. See Note 2 for more information on restricted securities.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				13,763
	Aggregate gross unrealized depreciation				(641,639)

	Net unrealized depreciation				(627,876)

					(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Consumer Discretionary	5.12%	$ 78,760
Corporate Obligations	17.88%	275,000
Energy	7.44%	114,530
Financials	16.14%	248,324
Health Care	14.24%	219,119
Industrials	12.57%	193,370
Information Technology	4.27%	65,700
Materials	13.45%	206,960
Telecommunication Services	5.56%	85,500
Other	0.12%	1,808
Total	96.79%	$ 1,489,071

		(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

CALL OPTIONS WRITTEN (Note 3)

		Shares Subject	Exercise	Maturity	Market Value
		to call	Price	Date	(Note 1)
*	AT&T Inc	3,000	$ 29.00	2/21/2009	$ 1,995

*	Johnson & Johnson	1,300	60.00	1/17/2009	1,885

*	Merck & Co Inc	2,000	35.00	4/18/2009	2,000

*	Nucor Corp	1,400	47.50	1/17/2009	2,912

*	Patterson-UTI Energy Inc	5,000	15.00	1/17/2009	125

*	Paychex Inc	2,500	30.00	1/17/2009	100

*	Raytheon Co	2,000	55.00	2/21/2009	2,000

*	The Travelers Cos Inc	2,000	50.00	1/17/2009	600

*	Wells Fargo & Co	3,100	35.00	1/17/2009	775

Total (Premiums Received $24,681)					$ 12,392

*	Non-income producing investment

					(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time, or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Fund’s investment advisor instructs the Fund’s administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the advisor shall instruct the administrator in writing as to the primary exchange for such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using fair valuation when (i) the option does not trade on the on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

FAS 157 Footnote Disclosure

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs			Investments in Securities
	Level 1			$ 1,214,071
	Level 2			275,000
	Level 3			-
	Total			$ 1,489,071

Note 2 - Restricted Securities

Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Schedule of Restricted Securities

	Acquisition		Maturity	Current Market	Value as % of
	Date	Cost	Date	Value	Net Assets
Empire Corporation	4/30/2007	$ 275,000	5/12/2012	$ 275,000	17.88%

(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano Joseph A. Giordano Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust

Date: February 26, 2009